Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 19,735,072	$ 18,261,451
Allowance for credit loss	(614,024)	(547,742)
Total accounts receivable, net	$ 19,121,048	$ 17,713,709